CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 4,158,920	$ 2,405,153
Restricted cash (including restricted cash of the Consolidated VIEs that can only be used to settle the obligations of those Consolidated VIEs of $43,127 and $111,623 as of December 31, 2024 and 2025, respectively)	2,216,733	1,655,171
Accounts receivable, net of allowance for credit losses of $5,089 and $3,354 as of December 31, 2024 and 2025, respectively	378,047	306,657
Prepaid expenses and other assets (including prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations of those Consolidated VIEs of $37 and $603 as of December 31, 2024 and 2025, respectively)	1,979,004	1,661,373
Loans receivable, net of allowance for credit losses of $443,555 and $812,760 as of December 31, 2024 and 2025, respectively (including loans receivable, net of allowance for credit losses of the Consolidated VIEs that can only be used to settle the obligations of those Consolidated VIEs of $426,995 and $952,522 as of December 31, 2024 and 2025, respectively)	7,405,741	4,052,215
Inventories, net	222,578	143,246
Short-term investments	6,413,261	6,215,423
Total current assets	23,249,495	16,857,668
Non-current assets
Property and equipment, net	1,306,837	1,097,699
Operating lease right-of-use assets, net	1,425,198	1,054,785
Intangible assets, net	12,210	27,310
Long-term investments	1,888,829	2,694,305
Prepaid expenses and other assets (including prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations of those Consolidated VIEs of $1,562 and nil as of December 31, 2024 and 2025, respectively)	185,643	138,839
Loans receivable, net of allowance for credit losses of $5,780 and $29,212 as of December 31, 2024 and 2025, respectively	558,336	108,594
Restricted cash	43,814	21,261
Deferred tax assets	596,155	517,383
Goodwill	104,462	107,625
Total non-current assets	6,121,484	5,767,801
Total assets	29,370,979	22,625,469
Current liabilities
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries of $4,768 and $4,904 as of December 31, 2024 and 2025, respectively)	467,807	350,021
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $144,286 and $250,743 as of December 31, 2024 and 2025, respectively)	3,156,750	2,380,371
Deposits payable	3,798,250	2,711,693
Escrow payables and advances from customers (including escrow payables and advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of $18,487 and $25,030 as of December 31, 2024 and 2025, respectively)	3,096,764	2,498,094
Borrowings (including borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of $50,000 and $166,271 as of December 31, 2024 and 2025, respectively)	283,181	130,615
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $10,544 and $15,124 as of December 31, 2024 and 2025, respectively)	368,115	300,274
Convertible notes	1,050,071	1,147,984
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $196,369 and $270,130 as of December 31, 2024 and 2025, respectively)	1,967,678	1,405,785
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries of $2,773 and $3,895 as of December 31, 2024 and 2025, respectively)	218,785	115,419
Total current liabilities	14,680,550	11,296,152
Non-current liabilities
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $9,515 and $10,641 as of December 31, 2024 and 2025, respectively)	108,300	71,678
Borrowings (including borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of $249,474 and $510,396 as of December 31, 2024 and 2025, respectively)	510,396	249,474
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $51,542 and $85,866 as of December 31, 2024 and 2025, respectively)	1,118,682	803,502
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $12,226 and $17,736 as of December 31, 2024 and 2025, respectively)	129,513	109,895
Convertible notes	0	1,478,784
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of nil and $90 as of December 31, 2024 and 2025, respectively)	39,510	408
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2024 and 2025, respectively)	135,700	138,000
Total non-current liabilities	2,042,101	2,851,741
Total liabilities	16,722,651	14,147,893
Commitments and contingencies
Shareholders' equity
Treasury stock	(14,527)	0
Additional paid-in capital	19,105,403	16,703,192
Accumulated other comprehensive loss	(4,824)	(193,148)
Statutory reserves	17,553	17,260
Accumulated deficit	(6,577,408)	(8,155,264)
Total Sea Limited shareholders' equity	12,526,503	8,372,335
Non-controlling interests	121,825	105,241
Total shareholders' equity	12,648,328	8,477,576
Total liabilities and shareholders' equity	29,370,979	22,625,469
Related Party [Member]
Current assets
Amounts due from related parties	475,211	418,430
Current liabilities
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of $6 and $70 as of December 31, 2024 and 2025, respectively)	273,149	255,896
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	283	272
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	$ 23	$ 23